Benefit Plans (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 15, 2014
Other amounts recognized in other comprehensive income
Net unrecognized postretirement benefit obligation		$ (1,385,124)	$ (798,226)	$ (334,059)
Amount that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized		370,394
Oneida Savings Bank pension plan
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	0	0	4,375,556	3,955,438	4.2
Defined Benefit Plan, Benefit Obligation	0	0	4,225,480	4,348,105	4.3
Components of net periodic pension cost
Service cost benefits earned during the period		0	0	0
Interest cost on projected benefit obligation		190,878	168,421	168,082
Expected return on plan assets		(150,829)	(289,458)	(264,680)
Net amortization and deferral		281,175	238,847	140,739
Loss due to plan settlement	(1.7)	1,707,779	0	0
Net periodic pension cost		2,029,003	117,810	44,141
Other amounts recognized in other comprehensive income
Net loss (gain)		281,175	(221,706)	(148,815)
Prior service cost (credit)		0	0	0
Amortization of loss		(281,175)	(238,847)	(140,739)
Loss due to plan settlement		(1,707,779)
Net unrecognized postretirement benefit obligation		(1,707,779)	(460,553)	(289,554)
Total recognized in net periodic cost and other comprehensive income		321,224	(342,743)	(245,413)
Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate			4.04%	3.97%
Weighted-average assumptions used to determine net cost
Discount rate			3.97%	4.98%
Expected return on plan assets			7.50%	7.50%
State Bank of Chittenango pension plan
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	2,133,972	2,133,972	2,183,032	1,976,719
Defined Benefit Plan, Benefit Obligation	2,779,202	2,779,202	2,457,868	2,624,798
Components of net periodic pension cost
Service cost benefits earned during the period		20,361	22,335	26,335
Interest cost on projected benefit obligation		101,904	96,191	105,807
Expected return on plan assets		(134,057)	(120,698)	(127,794)
Net amortization and deferral		59,531	81,782	79,058
Loss due to plan settlement		0	0	0
Net periodic pension cost		47,739	79,610	83,406
Other amounts recognized in other comprehensive income
Net loss (gain)		382,186	(255,891)	34,553
Prior service cost (credit)		0	0	0
Amortization of loss		(59,531)	(81,782)	(79,058)
Net unrecognized postretirement benefit obligation		322,655	(337,673)	(44,505)
Total recognized in net periodic cost and other comprehensive income		$ 370,394	$ (258,063)	$ 38,901
Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate	3.60%	3.60%	4.36%	3.84%
Weighted-average assumptions used to determine net cost
Discount rate		4.36%	3.84%	4.27%
Expected return on plan assets		6.50%	6.50%	7.00%